SEMIANNUAL REPORT MAY 31, 2002

OPPENHEIMER SELECT MANAGERS
GARTMORE MILLENNIUM
GROWTH FUND II


                                                                  [LOGO OMITTED]
                                             OPPENHEIMERFUNDS[REGISTRATION MARK]
                                                         THE RIGHT WAY TO INVEST

OPPENHEIMER SELECT MANAGERS
GARTMORE MILLENNIUM GROWTH FUND II

================================================================================
OBJECTIVE
OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II seeks long-term capital appreciation.
================================================================================
NARRATIVE BY AARON HARRIS AND NICK FORD, PORTFOLIO MANAGERS

For the six-month period ended May 31, 2002, Oppenheimer Select Managers Gartmore Millennium Growth Fund II Class A shares returned -8.33% at Net Asset Value, versus the -6.45% return of its benchmark, the Russell Midcap Growth Index.(1)
   During the reporting period, cyclical stocks (those most sensitive to an improving economy) and stocks with lower valuations led the market amidst signs that the worst of the economic slowdown may be behind us. In fact, lower-priced small- and mid-capitalization securities outperformed large caps in almost every major economic sector. We believe this outperformance was due, in part, to large-cap companies' weak earnings and lingering questions regarding their accounting practices.
   On a sector level, investments in information technology and telecommunications stocks did not fare very well in general. Performance in the technology sector was hampered by a shortage of corporate capital spending and still-expensive stock prices, while pricing wars, balance sheet concerns and weak demand for long-distance services led to losses in telecommunications.
   In light of these economic conditions, the Fund is overweighted in cyclical sectors such as consumer discretionary and industrials. Consumer discretionary stocks contributed positively to performance due to the signs of an improving economic situation, as did industrial stocks, which also benefited from the potential for increased defense spending.(2)
   In contrast, health care and information technology, which make up just over half of the portfolio, detracted from overall performance. Health care was hurt by broad-based concerns regarding pharmaceutical and biotech companies' plans for new products and upcoming patent expirations for many blockbuster drugs. Information technology was negatively affected by weak demand by both consumers and corporations.
   Looking ahead, the Fund remains positioned to benefit from a global economic recovery. As such, we have increased the Fund's allocation to the consumer discretionary, financials and energy sectors, and slightly reduced exposure to information technology and health care.
   While no one can predict the future, we remain committed to our strategy of seeking strong companies ready to take advantage of the shifting dynamics of the marketplace. That's why Oppenheimer Select Managers Gartmore Millennium Growth Fund II remains an important part of THE RIGHT WAY TO INVEST.


TO VIEW OPPENHEIMERFUNDS PRIVACY POLICY NOTICE, PLEASE SEE PAGE 22.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
1. The Russell Midcap[REGISTRATION MARK] Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
2. The Fund's holdings and allocations are subject to change.


2  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF INVESTMENTS  May 31, 2002 / Unaudited

                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
===========================================================================================================================
 COMMON STOCKS--94.1%
---------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--18.6%
---------------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--0.6%
 Gentex Corp.(1)                                                                                    800        $    24,744
---------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.3%
 Bally Total Fitness Holding Corp.(1)                                                             4,400             90,860
---------------------------------------------------------------------------------------------------------------------------
 CBRL Group, Inc.                                                                                   732             24,339
---------------------------------------------------------------------------------------------------------------------------
 International Game Technology(1)                                                                   300             18,750
---------------------------------------------------------------------------------------------------------------------------
 Rare Hospitality International, Inc.(1)                                                            100              2,815
                                                                                                               ------------
                                                                                                                   136,764

---------------------------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.7%
 eBay, Inc.(1)                                                                                    1,300             71,773
---------------------------------------------------------------------------------------------------------------------------
 MEDIA--4.2%
 Interpublic Group of Cos., Inc.                                                                  1,700             56,100
---------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc.(1)                                                                               1,000             22,130
---------------------------------------------------------------------------------------------------------------------------
 Regent Communications, Inc.(1)                                                                   4,900             37,975
---------------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc., Cl. A(1)                                                         1,600             23,712
---------------------------------------------------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                                                           800             32,000
                                                                                                               ------------
                                                                                                                   171,917

---------------------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--1.2%
 BJ's Wholesale Club, Inc.                                                                          500             21,625
---------------------------------------------------------------------------------------------------------------------------
 Family Dollar Stores, Inc.                                                                         800             28,800
                                                                                                               ------------
                                                                                                                    50,425

---------------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--7.6%
 AutoZone, Inc.(1)                                                                                  270             22,099
---------------------------------------------------------------------------------------------------------------------------
 Bed Bath & Beyond, Inc.                                                                          2,300             78,890
---------------------------------------------------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)                                                                            1,200             55,440
---------------------------------------------------------------------------------------------------------------------------
 NetFlix.com, Inc.(1)                                                                               600              9,042
---------------------------------------------------------------------------------------------------------------------------
 Pacific Sunwear of California, Inc.(1)                                                             700             13,580
---------------------------------------------------------------------------------------------------------------------------
 RadioShack Corp.                                                                                   800             27,392
---------------------------------------------------------------------------------------------------------------------------
 Sonic Automotive, Inc.(1)                                                                          599             19,827
---------------------------------------------------------------------------------------------------------------------------
 Staples, Inc.(1)                                                                                 1,100             23,188
---------------------------------------------------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                                                             1,600             33,744
---------------------------------------------------------------------------------------------------------------------------
 Williams-Sonoma, Inc.(1)                                                                           880             28,169
                                                                                                               ------------
                                                                                                                   311,371

---------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--2.9%
---------------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.6%
 Constellation Brands, Inc., Cl. A(1)                                                               800             23,576
---------------------------------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--1.0%
 Whole Foods Market, Inc.(1)                                                                        800             40,936


3  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--1.0%
 Wrigley William Jr. Co.                                                                            700        $    40,117
---------------------------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.3%
 Estee Lauder Cos., Inc. (The), Cl. A                                                               400             14,700
---------------------------------------------------------------------------------------------------------------------------
 ENERGY--6.0%
---------------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--3.7%
 Nabors Industries, Inc.(1)                                                                         760             33,364
---------------------------------------------------------------------------------------------------------------------------
 Pride International, Inc.(1)                                                                     2,010             38,994
---------------------------------------------------------------------------------------------------------------------------
 Smith International, Inc.(1)                                                                       560             41,093
---------------------------------------------------------------------------------------------------------------------------
 Transocean, Inc.                                                                                   980             37,407
                                                                                                               ------------
                                                                                                                   150,858

---------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--2.3%
 Burlington Resources, Inc.                                                                       1,100             44,660
---------------------------------------------------------------------------------------------------------------------------
 Noble Energy, Inc.                                                                               1,350             51,516
                                                                                                               ------------
                                                                                                                    96,176

---------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--8.0%
---------------------------------------------------------------------------------------------------------------------------
 BANKS--4.2%
 Charter One Financial, Inc.                                                                        700             25,340
---------------------------------------------------------------------------------------------------------------------------
 Investors Financial Services Corp.                                                               1,300            100,438
---------------------------------------------------------------------------------------------------------------------------
 Synovus Financial Corp.                                                                          1,700             45,305
                                                                                                               ------------
                                                                                                                   171,083

---------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--2.2%
 Capital One Financial Corp.                                                                        400             24,976
---------------------------------------------------------------------------------------------------------------------------
 SLM Corp.                                                                                          700             67,536
                                                                                                               ------------
                                                                                                                    92,512

---------------------------------------------------------------------------------------------------------------------------
 INSURANCE--1.6%
 Gallagher (Arthur J.) & Co.                                                                      1,900             66,975
---------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--24.5%
---------------------------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--5.9%
 Biogen, Inc.(1)                                                                                    500             24,940
---------------------------------------------------------------------------------------------------------------------------
 Celgene Corp.(1)                                                                                   700             12,600
---------------------------------------------------------------------------------------------------------------------------
 Cephalon, Inc.(1)                                                                                  200             10,716
---------------------------------------------------------------------------------------------------------------------------
 Chiron Corp.(1)                                                                                    500             18,100
---------------------------------------------------------------------------------------------------------------------------
 Genzyme Corp. (General Division)(1)                                                              1,000             32,030
---------------------------------------------------------------------------------------------------------------------------
 Gilead Sciences, Inc.                                                                              600             21,396
---------------------------------------------------------------------------------------------------------------------------
 ICOS Corp.(1)                                                                                      200              4,502
---------------------------------------------------------------------------------------------------------------------------
 IDEC Pharmaceuticals Corp.                                                                         600             25,734
---------------------------------------------------------------------------------------------------------------------------
 Immunex Corp.(1)                                                                                 1,600             40,384
---------------------------------------------------------------------------------------------------------------------------
 Medimmune, Inc.(1)                                                                               1,000             32,520


4  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II


                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY Continued
 Millennium Pharmaceuticals, Inc.(1)                                                                800        $    12,072
---------------------------------------------------------------------------------------------------------------------------
 Protein Design Labs, Inc.(1)                                                                       700              7,959
                                                                                                               ------------
                                                                                                                   242,953

---------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--6.5%
 Becton, Dickinson & Co.                                                                            600             22,560
---------------------------------------------------------------------------------------------------------------------------
 Biomet, Inc.                                                                                     1,400             39,522
---------------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc.(1)                                                         1,600             49,200
---------------------------------------------------------------------------------------------------------------------------
 Guidant Corp.(1)                                                                                 1,000             40,000
---------------------------------------------------------------------------------------------------------------------------
 Kyphon, Inc.(1)                                                                                    300              5,610
---------------------------------------------------------------------------------------------------------------------------
 St. Jude Medical, Inc.(1)                                                                          900             75,960
---------------------------------------------------------------------------------------------------------------------------
 Stryker Corp.                                                                                      600             32,736
                                                                                                               ------------
                                                                                                                   265,588

---------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--10.1%
 AdvancePCS, Inc.(1)                                                                                700             16,660
---------------------------------------------------------------------------------------------------------------------------
 AmerisourceBergen Corp.                                                                            240             18,502
---------------------------------------------------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                                                                             1,900             36,746
---------------------------------------------------------------------------------------------------------------------------
 Express Scripts, Inc.(1)                                                                           900             47,565
---------------------------------------------------------------------------------------------------------------------------
 Health Net, Inc.(1)                                                                                800             23,160
---------------------------------------------------------------------------------------------------------------------------
 ICON plc, Sponsored ADR(1)                                                                         700             18,585
---------------------------------------------------------------------------------------------------------------------------
 LabOne, Inc.(1)                                                                                  1,040             24,232
---------------------------------------------------------------------------------------------------------------------------
 Laboratory Corp. of America Holdings, Inc.(1)                                                    1,000             49,050
---------------------------------------------------------------------------------------------------------------------------
 McKesson Corp.                                                                                   1,500             56,250
---------------------------------------------------------------------------------------------------------------------------
 Medical Staffing Network Holdings, Inc.(1)                                                       1,000             25,750
---------------------------------------------------------------------------------------------------------------------------
 Pharmaceutical Product Development, Inc.(1)                                                        900             22,860
---------------------------------------------------------------------------------------------------------------------------
 Schein (Henry), Inc.(1)                                                                          1,100             54,538
---------------------------------------------------------------------------------------------------------------------------
 Universal Health Services, Inc., Cl. B(1)                                                          400             19,848
                                                                                                               ------------
                                                                                                                   413,746

---------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--2.0%
 First Horizon Pharmaceutical Corp.(1)                                                            1,450             32,074
---------------------------------------------------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)                                                                       200             14,766
---------------------------------------------------------------------------------------------------------------------------
 King Pharmaceuticals, Inc.(1)                                                                      700             18,935
---------------------------------------------------------------------------------------------------------------------------
 Medicis Pharmaceutical Corp., Cl. A(1)                                                             381             17,659
                                                                                                               ------------
                                                                                                                    83,434

---------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--12.6%
---------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.2%
 Alliant Techsystems, Inc.(1)                                                                       400             43,512
---------------------------------------------------------------------------------------------------------------------------
 Integrated Defense Technologies, Inc.(1)                                                           700             20,510
---------------------------------------------------------------------------------------------------------------------------
 L-3 Communications Holdings, Inc.(1)                                                               400             25,240
                                                                                                               ------------
                                                                                                                    89,262


5  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.4%
 Masco Corp.                                                                                      2,200        $    58,652
---------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--7.2%
 Apollo Group, Inc., Cl. A(1)                                                                       459             15,826
---------------------------------------------------------------------------------------------------------------------------
 BISYS Group, Inc. (The)(1)                                                                         594             20,653
---------------------------------------------------------------------------------------------------------------------------
 ChoicePoint, Inc.(1)                                                                               695             41,429
---------------------------------------------------------------------------------------------------------------------------
 Cintas Corp.                                                                                       500             26,105
---------------------------------------------------------------------------------------------------------------------------
 Fiserv, Inc.(1)                                                                                  1,200             51,048
---------------------------------------------------------------------------------------------------------------------------
 H&R Block, Inc.                                                                                    653             29,320
---------------------------------------------------------------------------------------------------------------------------
 MPS Group, Inc.(1)                                                                               2,400             19,824
---------------------------------------------------------------------------------------------------------------------------
 PayPal, Inc.(1)                                                                                  1,600             45,952
---------------------------------------------------------------------------------------------------------------------------
 Sabre Holdings Corp.(1)                                                                            700             27,580
---------------------------------------------------------------------------------------------------------------------------
 Stericycle, Inc.(1)                                                                                300             20,628
                                                                                                               ------------
                                                                                                                   298,365

---------------------------------------------------------------------------------------------------------------------------
 MACHINERY--0.7%
 Danaher Corp.                                                                                      400             27,848
---------------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.5%
 C.H. Robinson Worldwide, Inc.                                                                      600             20,328
---------------------------------------------------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.6%
 Fastenal Co.                                                                                       600             23,706
---------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--19.9%
---------------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.5%
 Brocade Communications Systems, Inc.(1)                                                          1,000             19,650
---------------------------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.6%
 Dell Computer Corp.(1)                                                                           3,400             91,290
---------------------------------------------------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A(1)                                                              900             56,205
                                                                                                               ------------
                                                                                                                   147,495

---------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
 AVX Corp.                                                                                        1,800             38,610
---------------------------------------------------------------------------------------------------------------------------
 OSI Systems, Inc.(1)                                                                             1,700             35,224
---------------------------------------------------------------------------------------------------------------------------
 Tech Data Corp.(1)                                                                                 700             28,189
---------------------------------------------------------------------------------------------------------------------------
 Vishay Intertechnology, Inc.(1)                                                                  1,200             29,472
                                                                                                               ------------
                                                                                                                   131,495

---------------------------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 webMethods, Inc.(1)                                                                              1,500             13,575
---------------------------------------------------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.3%
 SRA International, Inc., Cl. A(1)                                                                  500             11,550
---------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.3%
 ASML Holding NV(1)                                                                               1,100             20,394
---------------------------------------------------------------------------------------------------------------------------
 Axcelis Technologies, Inc.(1)                                                                    1,573             19,332
---------------------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor International, Inc., Cl. A(1)                                            1,800             45,270


6  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II


                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS Continued
 Intel Corp.                                                                                      1,000        $    27,620
---------------------------------------------------------------------------------------------------------------------------
 International Rectifier Corp.(1)                                                                 1,500             70,455
---------------------------------------------------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                                                                  1,300             39,910
---------------------------------------------------------------------------------------------------------------------------
 Rudolph Technologies, Inc.(1)                                                                      800             18,568
---------------------------------------------------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                                                                    500             17,630
                                                                                                               ------------
                                                                                                                   259,179

---------------------------------------------------------------------------------------------------------------------------
 SOFTWARE--5.7%
 Activision, Inc.(1)                                                                                600             19,572
---------------------------------------------------------------------------------------------------------------------------
 Cadence Design Systems, Inc.(1)                                                                  1,000             19,260
---------------------------------------------------------------------------------------------------------------------------
 JDA Software Group, Inc.(1)                                                                      2,900             76,792
---------------------------------------------------------------------------------------------------------------------------
 Software HOLDRs Trust                                                                            3,300            101,937
---------------------------------------------------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                                                          800             18,136
                                                                                                               ------------
                                                                                                                   235,697

---------------------------------------------------------------------------------------------------------------------------
 MATERIALS--1.6%
---------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--0.9%
 Ecolab, Inc.                                                                                       800             38,144
---------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.7%
 Sealed Air Corp.(1)                                                                                600             26,850
                                                                                                               ------------
 Total Common Stocks (Cost $3,768,859)                                                                           3,871,444

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
===========================================================================================================================
 REPURCHASE AGREEMENTS--3.1%
---------------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc., 1.75%, dated
 5/31/02, to be repurchased at $127,019 on 6/3/02, collateralized by U.S.
 Treasury Bonds, 6.625%--13.75%, 8/15/03--2/15/27, with a value of $73,773 and U.S. Treasury Nts., 5.25%--6.50%, 1/31/03--2/15/10, with a value of $55,853
 (Cost $127,000)                                                                               $127,000            127,000

---------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $3,895,859)                                                     97.2%         3,998,444
---------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                    2.8            116,939
                                                                                               ----------------------------
 NET ASSETS                                                                                       100.0%       $ 4,115,383
                                                                                               ============================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


7  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 May 31, 2002
===========================================================================================================================
 ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $3,895,859) -- see accompanying statement                                         $ 3,998,444
---------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                  747
---------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                                  287,759
 Shares of beneficial interest sold                                                                                  2,087
 Interest and dividends                                                                                                381
 Other                                                                                                                 219
                                                                                                               ------------
 Total assets                                                                                                    4,289,637

===========================================================================================================================
 LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                             168,845
 Shares of beneficial interest redeemed                                                                              3,005
 Transfer and shareholder servicing agent fees                                                                         392
 Trustees' compensation                                                                                                277
 Distribution and service plan fees                                                                                    270
 Other                                                                                                               1,465
                                                                                                               ------------
 Total liabilities                                                                                                 174,254

===========================================================================================================================
 NET ASSETS                                                                                                    $ 4,115,383
                                                                                                               ============

===========================================================================================================================
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                               $ 5,698,153
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                                   (31,405)
---------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                       (1,653,950)
---------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                        102,585
                                                                                                               ------------
 NET ASSETS                                                                                                    $ 4,115,383
                                                                                                               ============



8  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II


===========================================================================================================================
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $3,771,446 and 544,554 shares
 of beneficial interest outstanding)                                                                                  $6.93
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                      $7.35
---------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $143,183 and 20,873 shares of beneficial interest outstanding)               $6.86
---------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $145,909 and 21,291 shares of beneficial interest outstanding)               $6.85
---------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $54,151 and 7,858 shares of beneficial interest outstanding)                 $6.89
---------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $694 and
 100 shares of beneficial interest outstanding)                                                                       $6.94


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


9  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2002
===========================================================================================================================
 INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $47)                                                             $   4,268
---------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                            1,545
                                                                                                                 ----------
 Total investment income                                                                                             5,813

===========================================================================================================================
 EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                    25,677
---------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                               337
 Class B                                                                                                               650
 Class C                                                                                                               624
 Class N                                                                                                               105
---------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                             2,305
 Class B                                                                                                                78
 Class C                                                                                                                74
 Class N                                                                                                                27
 Class Y                                                                                                               424
---------------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                                         3,331
---------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                              1,789
---------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                 1,284
---------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                            62
---------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                               1,127
                                                                                                                 ----------
 Total expenses                                                                                                     37,894
 Less voluntary reimbursement of expenses                                                                             (252)
 Less voluntary waiver of transfer and shareholder servicing agent fees -- Class Y                                    (424)
                                                                                                                 ----------
 Net expenses                                                                                                       37,218

===========================================================================================================================
 NET INVESTMENT LOSS                                                                                               (31,405)

===========================================================================================================================
 REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                                                 (283,396)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                                                              (57,933)
                                                                                                                 ----------
 Net realized and unrealized loss                                                                                 (341,329)

===========================================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $(372,734)
                                                                                                                 ==========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS          PERIOD
                                                                                                     ENDED           ENDED
                                                                                              MAY 31, 2002    NOVEMBER 30,
                                                                                               (UNAUDITED)         2001(1)
===========================================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                            $  (31,405)   $    (37,343)
---------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                (283,396)     (1,370,554)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                              (57,933)        160,518
                                                                                                ---------------------------
 Net decrease in net assets resulting from operations                                             (372,734)     (1,247,379)

===========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                            67,234       5,282,582
 Class B                                                                                            61,670          88,164
 Class C                                                                                            44,159         118,917
 Class N                                                                                            27,555          28,215
 Class Y                                                                                                --              --

===========================================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)                                                                        (172,116)      4,270,499
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                             4,287,499          17,000(2)
                                                                                                ---------------------------
 End of period (including accumulated net investment loss
 of $31,405 for the six months ended May 31, 2002)                                              $4,115,383      $4,287,499
                                                                                                ===========================


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment on December 22, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FINANCIAL HIGHLIGHTS

                                                              CLASS A                     CLASS B                     CLASS C
                                             SIX MONTHS        PERIOD    SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                           MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                            (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)
==============================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $ 7.56        $10.00        $ 7.51        $10.00        $ 7.51        $10.00
------------------------------------------------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment loss                               (.05)         (.07)         (.04)         (.14)         (.07)         (.04)
 Net realized and unrealized loss                  (.58)        (2.37)         (.61)        (2.35)         (.59)        (2.45)
                                           ------------------------------------------------------------------------------------
 Total from investment operations                  (.63)        (2.44)         (.65)        (2.49)         (.66)        (2.49)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $6.93        $ 7.56         $6.86         $7.51         $6.85        $ 7.51
                                           ===================================================================================

==============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)              (8.33)%      (24.40)%       (8.66)%      (24.90)%       (8.79)%     (24.90)%
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $3,771        $4,046          $143          $ 95          $146          $114
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $3,993        $4,255          $131          $118          $125          $ 40
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                              (1.42)%       (1.04)%       (2.21)%       (1.93)%       (2.23)%       (1.93)%
 Expenses                                          1.69%         1.75%         2.67%         2.74%         2.67%         2.76%
 Expenses, net of voluntary reimbursement
 of expenses and/or voluntary waiver of
 transfer agent fees                                N/A           N/A          2.57%         2.57%         2.57%         2.28%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            228%          370%          228%          370%          228%          370%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II


                                                                                          CLASS N                     CLASS Y
                                                                         SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                                              ENDED         ENDED         ENDED         ENDED
                                                                       MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                                                        (UNAUDITED)       2001(1)   (UNAUDITED)       2001(2)
==============================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                        $ 7.53        $ 9.06        $ 7.57        $10.00
------------------------------------------------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment loss                                                           (.07)         (.03)         (.05)         (.05)
 Net realized and unrealized loss                                              (.57)        (1.50)         (.58)        (2.38)
                                                                       -------------------------------------------------------
 Total from investment operations                                              (.64)        (1.53)         (.63)        (2.43)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                               $6.89         $7.53         $6.94        $ 7.57
                                                                       =======================================================

==============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                          (8.50)%      (16.89)%       (8.32)%      (24.30)%
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                       $54           $31            $1            $1
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $42           $ 9            $1            $1
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                                          (1.75)%       (1.53)%       (1.00)%       (0.63)%
 Expenses                                                                      2.18%         2.27%        86.58%       501.80%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees                                2.09%         1.74%         1.35%         1.45%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                        228%          370%          228%          370%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


13  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Select Managers Gartmore Millennium Growth Fund II (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Gartmore Mutual Fund Capital Trust (the Sub-Advisor).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.


14  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

    As of May 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $1,653,950. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            EXPIRING
            --------------------------------
               2009               $1,370,554

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


15  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                          SIX MONTHS ENDED MAY 31, 2002  PERIOD ENDED NOVEMBER 30, 2001(1)
                                                               SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                                          13,187          $ 97,780          595,277        $5,822,887
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                      (4,093)          (30,546)         (61,217)         (540,305)
                                                          -----------------------------------------------------------------
 Net increase                                                   9,094          $ 67,234          534,060        $5,282,582
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                          14,189          $106,197           69,186        $  598,656
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                      (5,958)          (44,527)         (56,644)         (510,492)
                                                          -----------------------------------------------------------------
 Net increase                                                   8,231          $ 61,670           12,542        $   88,164
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                          12,092          $ 87,868           15,134        $  119,151
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                      (6,003)          (43,709)             (32)             (234)
                                                          -----------------------------------------------------------------
 Net increase                                                   6,089          $ 44,159           15,102        $  118,917
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                                           3,722          $ 27,782            4,166        $   28,215
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                         (30)             (227)              --                --
                                                          -----------------------------------------------------------------
 Net increase                                                   3,692          $ 27,555            4,166        $   28,215
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                              --          $     --               --        $       --
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                          --                --               --                --
                                                          -----------------------------------------------------------------
 Net increase (decrease)                                           --          $     --               --        $       --
                                                          =================================================================


 1. For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2002, were $9,779,477 and $9,307,199, respectively.


16  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.20% of the first $400 million of average annual net assets of the Fund, 1.10% of the next $400 million, and 1.00% of average annual net assets in excess of $800 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the six months ended May 31, 2002 was an annualized rate of 1.20%.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager has retained Gartmore Mutual Fund Capital Trust as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2002, the Manager paid $14,908 to the Sub-Advisor.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                                AGGREGATE          CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                                FRONT-END        FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                            SALES CHARGES    SALES CHARGES          SHARES          SHARES          SHARES          SHARES
 SIX MONTHS                    ON CLASS A      RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED                             SHARES      DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------
 May 31, 2002                      $2,048           $1,257              $1          $2,674            $612             $51


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                                        CLASS A                  CLASS B                  CLASS C                  CLASS N
                            CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED
                                  SALES CHARGES            SALES CHARGES            SALES CHARGES            SALES CHARGES
 SIX MONTHS                         RETAINED BY              RETAINED BY              RETAINED BY              RETAINED BY
 ENDED                              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
 May 31, 2002                               $--                      $25                      $--                      $--


 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


17  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2002, payments under the Class A plan totaled $337 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $108 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended May 31, 2002, were as follows:


                                                                                                   DISTRIBUTOR'S AGGREGATE
                                                                          DISTRIBUTOR'S AGGREGATE             UNREIMBURSED
                                 TOTAL PAYMENTS          AMOUNT RETAINED    UNREIMBURSED EXPENSES         EXPENSES AS % OF
                                     UNDER PLAN           BY DISTRIBUTOR               UNDER PLAN      NET ASSETS OF CLASS
---------------------------------------------------------------------------------------------------------------------------
 Class B Plan                              $650                     $615                  $22,794                    15.92%
 Class C Plan                               624                      502                   16,451                    11.27
 Class N Plan                               105                       99                    1,876                     3.46



18  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

================================================================================
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at May 31, 2002.


19  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

OPPENHEIMER SELECT MANAGERS
GARTMORE MILLENNIUM GROWTH FUND II


 A SERIES OF OPPENHEIMER SELECT MANAGERS


---------------------------------------------------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS        James C. Swain, CEO and Chairman of the Board of Trustees
                              John V. Murphy, Trustee and President
                              William L. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              F. William Marshall, Jr., Trustee
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary


---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT ADVISOR           OppenheimerFunds, Inc.

---------------------------------------------------------------------------------------------------------------------------
 SUB-ADVISOR                  Gartmore Mutual Fund Capital Trust

---------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
 SERVICING AGENT

---------------------------------------------------------------------------------------------------------------------------
 CUSTODIAN OF                 The Bank of New York
 PORTFOLIO SECURITIES

---------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT AUDITORS         Deloitte & Touche LLP

---------------------------------------------------------------------------------------------------------------------------
 LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.


                              The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                              For more complete information about Oppenheimer Select Managers Gartmore Millennium Growth Fund II, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at WWW.OPPENHEIMERFUNDS.COM.

                              OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                              OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


20  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

OPPENHEIMERFUNDS FAMILY


 GLOBAL EQUITY             Developing Markets Fund                                   Global Fund
                           International Small Company Fund                          Quest Global Value Fund
                           Europe Fund                                               Global Growth & Income Fund
                           International Growth Fund
---------------------------------------------------------------------------------------------------------------------------
 EQUITY                    STOCK                                                     STOCK & BOND
                           Emerging Technologies Fund                                Quest Opportunity Value Fund
                           Emerging Growth Fund                                      Total Return Fund
                           Enterprise Fund                                           Quest Balanced Value Fund
                           Discovery Fund                                            Capital Income Fund
                           Main Street[REGISTRATION MARK] Small Cap Fund             Multiple Strategies Fund
                           Small Cap Value Fund                                      Disciplined Allocation Fund
                           MidCap Fund                                               Convertible Securities Fund
                           Main Street[REGISTRATION MARK] Opportunity Fund           SPECIALTY
                           Growth Fund                                               Real Asset Fund[REGISTRATION MARK]
                           Capital Appreciation Fund                                 Gold & Special Minerals Fund
                           Main Street[REGISTRATION MARK] Growth & Income Fund       Tremont Market Neutral Fund, LLC(1)
                           Value Fund                                                Tremont Opportunity Fund, LLC(1)
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund
                           Trinity Core Fund
                           Trinity Value Fund
---------------------------------------------------------------------------------------------------------------------------
 INCOME                    TAXABLE                                                   MUNICIPAL
                           International Bond Fund                                   California Municipal Fund(3)
                           High Yield Fund                                           New Jersey Municipal Fund(3)
                           Champion Income Fund                                      New York Municipal Fund(3)
                           Strategic Income Fund                                     Municipal Bond Fund
                           Bond Fund                                                 Intermediate Municipal Fund
                           Senior Floating Rate Fund
                           U.S. Government Trust
                           Limited-Term Government Fund
                           Capital Preservation Fund(2)
                           ROCHESTER DIVISION
                           Rochester National Municipals
                           Rochester Fund Municipals
                           Limited Term New York Municipal Fund
                           Pennsylvania Municipal Fund(3)
---------------------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS           STOCK                                                     STOCK & BOND
                           Mercury Advisors Focus Growth Fund                        QM Active Balanced Fund(2)
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers All Cap Fund(4)
                           Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund(2)
---------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(5)           Money Market Fund                                         Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002.
 5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


21  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

PRIVACY POLICY NOTICE

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


22  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

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This joint notice describes the privacy policies of Oppenheimer funds,
OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


23  OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

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RS0530.001.0502 July 30, 2002